Average Annual Total Returns - LVIP T Rowe Price Structured Mid-Cap Growth Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes) 1 year	Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes) 5 years	Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes) 10 years
Total	31.69%	18.67%	14.99%	31.37%	18.37%	14.70%	35.59%	18.66%	15.04%